Uncategorized Items	1/1/2012 - 12/31/2012 USD ($)	1/1/2013 - 12/31/2013 USD ($)	1/1/2014 - 12/31/2014 USD ($)	1/1/2015 - 3/31/2015 USD ($)
[us-gaap_DividendsCommonStock]	2,502,676	2,612,978	2,720,799	709,000
[us-gaap_StockIssuedDuringPeriodValueNewIssues]	1,026	462	1,971
[us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation]	92,683	82,115	111,031	33,000
[us-gaap_StockRepurchasedAndRetiredDuringPeriodValue]	56,549	218,205	110,847	9,000